Financial Instrument Risk Management - Past Due and Impaired Mortgages and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 165,557	$ 173,735
Mortgages
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	15,360	15,485
Mortgages | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	15,440	15,565
Mortgages | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	80	80
Mortgages | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	15,360	15,473
Mortgages | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	0	0
Mortgages | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	80	92
Mortgages | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	80	80
Loans
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	40,901	36,207
Loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	41,013	36,259
Loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	112	52
Loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	40,868	36,188
Loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	0	0
Loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	145	71
Loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	112	52
Total
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	56,261	51,692
Total | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	56,453	51,824
Total | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	192	132
Total | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	56,228	51,661
Total | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	0	0
Total | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	225	163
Total | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 192	$ 132